Summary of Significant Accounting Policies - Summary of Useful Lives (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	5 years
Bottom of range [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	2 years
Bottom of range [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	2 years
Bottom of range [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	2 years
Top of range [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	85 years
Top of range [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	30 years
Top of range [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	25 years
Top of range [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	15 years